Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities

Sentage Holdings Inc. (“Sentage Holdings” or the “Company”) was incorporated on September 16, 2019 under the law of Cayman Islands as an exempted company with limited liability. As of December 31, 2023, the Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) was primarily engaged in providing customers a comprehensive range of financial services including repayment and collection management services, loan recommendation services, and prepaid payment network services. All of the Group’s operations and customers are located in the People’s Republic of China(“PRC”).

Sentage Holdings owns 100% of the equity interests of Sentage Hongkong Limited (“Sentage HK”), a limited liability company formed under the laws of Hong Kong on September 25, 2019.

On December 17, 2019, Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”) was incorporated pursuant to PRC laws as a wholly foreign owned enterprise of Sentage HK.

Sentage Holdings, Sentage HK, and Sentage WFOE are currently not engaging in any active business operations and merely acting as holding companies.

As of December 31, 2023, the consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE, Consultancy and information technology support
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Provide technology and system development and support

(b)	History of the Group and reorganization

Organization and General

Prior to the reorganization described below, the Sentage Operating Companies Shareholders were the controlling shareholders of the following entities: (1) Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”), formed in Shanghai City, China on August 13, 2014; (2) Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”), formed in Shanghai City, China on January 9, 2015; (3) Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”), formed in Qingdao City, Shandong Province, China on August 4, 2009; and (4) Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”), formed in Shanghai City, China on August 29, 2017. Daxin Wealth, Daxin Zhuohui, Qingdao Buytop and Zhenyi were all formed as limited companies pursuant to PRC laws. Daxin Wealth and Daxin Zhuohui are primarily engaged in providing consumer loan repayment and collection management services. Daxin Zhuohui also provides loan recommendation services. Qingdao Buytop is primarily engaged in providing customers with prepaid payment network services. Zhenyi is primarily engaged in providing technology and system development and support. Daxin Wealth, Daxin Zhuohui, Qingdao Buytop and Zhenyi are collectively referred to as the “Sentage Operating Companies” below.

Reverse recapitalization

A reorganization of legal structure (“Reorganization”) was completed on March 9, 2020. The Reorganization involved the formation of Sentage Holdings, Sentage HK and Sentage WFOE, and entering into certain contractual arrangements Sentage WFOE, the shareholders of the Sentage Operating Companies. Consequently, the Company became the ultimate holding company of Sentage HK, Sentage WFOE, Daxin Wealth, Daxin Zhuohui, and Qingdao Buytop.

On March 9, 2020, Sentage WFOE entered into a series of contractual arrangements with the shareholders of the Sentage Operating Companies. These agreements include Exclusive Purchase Agreements, an Exclusive Business Cooperation Agreement, Equity Pledge Agreements, Powers of Attorney, Loan Agreements intended to guarantee the exercise of the Exclusive Purchase Agreements and Spouse Consents (collectively the “VIE Agreements”). Sentage WFOE, Zhenyi, and Zhenyi’s shareholders entered into the VIE Agreements on April 1, 2021. Pursuant to the VIE Agreements, Sentage WFOE has the exclusive right to provide to the Sentage Operating Companies consulting services related to business operations including technical and management consulting services.

As a result of our direct ownership in Sentage WFOE and the VIE Agreements, we are regarded as the primary beneficiary of the VIEs, and we treat the VIEs as our consolidated entities under U.S. GAAP, for accounting purposes. We have consolidated the financial results of the VIEs in our consolidated financial statements in accordance with U.S. GAAP. The VIE Agreements have not been tested in a court of law in China as of the date of this annual report.

The Company, together with its wholly owned subsidiaries and its VIEs, is effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company, its subsidiaries, and its VIEs has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

(c)	VIE contractual arrangements

The Company’s main operating entities are Daxin Wealth, Daxin Zhuohui, Qingdao Buytop and Zhenyi (or the “Sentage Operating Companies” as referred above), in which we do not have equity interests but whose financial results have been consolidated by Sentage Holdings for accounting purposes in accordance with U.S. GAAP due to Sentage Holdings having effective control over, and being the primary beneficiary of, these companies via the VIE Agreements, which have not been tested in a court of law in China as of the date of this annual report.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIEs and the shareholders of its VIEs are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its financial service businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIEs.

The Company, Sentage HK and Sentage WFOE are essentially holding companies and do not have active operations as of December 31, 2023 and 2022. As a result, total assets and liabilities presented on the Consolidated Balance Sheets and revenue, expenses, and net income presented on the Consolidated Statement of Comprehensive Income as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statement of Cash Flows are substantially the financial position, operation and cash flow of the Company’s VIEs. The Company has not provided any financial support to the VIEs for the years ended December 31, 2023 and 2022.

The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2022	2023
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	20,020	63,002
Restricted cash	23,089	26,127
Accounts receivable, net	433,510	284,628
Prepaid expenses and other current assets	966,260	1,007,922

Total current assets	1,442,879	1,381,679

Non-current assets
Plant and equipment, net	53,023	64,472
Intangible assets, net	89,475	66,859
Deferred tax assets	12,686	12,324

Total non-current assets	155,184	143,655

Total assets	1,598,063	1,525,334

Current liabilities
Accounts payable	8,647	5,985
Accrued expenses and other current liabilities	1,431,818	1,848,687

Total current liabilities	1,440,465	1,854,672

Non-current liability
Due to a related party, non-current	464,709	764,094

Total non-current liability	464,709	764,094
Total liabilities	1,905,174	2,618,766

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income/(loss):

	Years ended December 31,
	2021	2022	2023
	USD	USD	USD
Total revenues	2,262,449	161,372	146,554
Net Income (loss)	692,774	(960,506)	(797,223)

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	Years ended December 31,
	2021	2022	2023
	USD	USD	USD
Net cash (used in) provided by operating activities	1,433,255	(371,005)	(254,262)
Net cash used in investing activities	(19,977)	(34,346)	(23,433)
Net cash provided by (used in) financing activities	(959,420)	(156,311)	299,385

As the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.